Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	$ (2,389,680)		$ (2,392,751)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(5.57%)		(4.05%)
Net fair value	(1,105,501)		89,949
Fair value Percentage of Partners' Capital (in hundredths)	(2.58%)		0.15%
Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	300,874		1,240,301
Percentage of Partners' Capital (in hundredths)	0.70%		2.10%
Contracts Purchased [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	38,598		(7,340)
Percentage of Partners' Capital (in hundredths)	0.09%		(0.01%)
Contracts Purchased [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	220,543		151,394
Percentage of Partners' Capital (in hundredths)	0.51%		0.26%
Contracts Purchased [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(64,204)		151,175
Percentage of Partners' Capital (in hundredths)	(0.15%)		0.26%
Contracts Purchased [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	105,937		945,072
Percentage of Partners' Capital (in hundredths)	0.25%		1.59%
Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	983,305		1,242,399
Percentage of Partners' Capital (in hundredths)	2.29%		2.10%
Contracts Sold [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	99,255		852
Percentage of Partners' Capital (in hundredths)	0.23%		0.00%	[1]
Contracts Sold [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(12,055)		70,025
Percentage of Partners' Capital (in hundredths)	(0.03%)		0.11%
Contracts Sold [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	969,362		1,179,257
Percentage of Partners' Capital (in hundredths)	2.26%		2.00%
Contracts Sold [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(73,257)		(7,735)
Percentage of Partners' Capital (in hundredths)	(0.17%)		(0.01%)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	802,973		848,606
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	1.27%		0.91%
Net fair value	1,617,474		2,976,077
Fair value Percentage of Partners' Capital (in hundredths)	2.56%		3.17%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	436,389		1,365,962
Percentage of Partners' Capital (in hundredths)	0.69%		1.45%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(162,622)		(256,740)
Percentage of Partners' Capital (in hundredths)	(0.26%)		(0.27%)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	696,764		43,794
Percentage of Partners' Capital (in hundredths)	1.10%		0.04%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(141,431)		56,385
Percentage of Partners' Capital (in hundredths)	(0.22%)		0.06%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	43,678		1,522,523
Percentage of Partners' Capital (in hundredths)	0.07%		1.62%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	378,112		761,509
Percentage of Partners' Capital (in hundredths)	0.60%		0.81%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	131,102		575,422
Percentage of Partners' Capital (in hundredths)	0.21%		0.61%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(7,075)		159,533
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.17%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	261,013		33,139
Percentage of Partners' Capital (in hundredths)	0.41%		0.04%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(6,928)		(6,585)
Percentage of Partners' Capital (in hundredths)	(0.01%)		(0.01%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(43,191)		(49,877)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.10%)		(0.07%)
Net fair value	687,712		1,476,557
Fair value Percentage of Partners' Capital (in hundredths)	1.58%		2.12%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Options Contracts [Member]
Investment Holdings [Line Items]
Net fair value			1,720
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value			(3,973)
Fair value Percentage of Partners' Capital (in hundredths)			(0.01%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	140,725		866,320
Percentage of Partners' Capital (in hundredths)	0.32%		1.24%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(301,441)		(258,232)
Percentage of Partners' Capital (in hundredths)	(0.69%)		(0.37%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	201,986		66,115
Percentage of Partners' Capital (in hundredths)	0.46%		0.09%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	47,097		203,104
Percentage of Partners' Capital (in hundredths)	0.11%		2.90%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	193,083		855,333
Percentage of Partners' Capital (in hundredths)	0.44%		1.23%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	590,178		660,114
Percentage of Partners' Capital (in hundredths)	1.36%		0.95%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(182,571)		102,262
Percentage of Partners' Capital (in hundredths)	(0.42%)		0.15%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,063)		1,050
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.00%	[1]
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	779,360		558,665
Percentage of Partners' Capital (in hundredths)	1.79%		0.80%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ (5,548)		$ (1,863)
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.00%	[1]

[1]	Amounts less than 0.005%